Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.47%
New York–88.22%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$ 745	$ 784,076
Series 2018 A, RB	5.00%	12/15/2036	780	819,018
Series 2018 A, RB	5.00%	12/15/2037	820	858,233
Series 2018 A, RB	5.00%	12/15/2038	500	521,726
Series 2018 B, RB(a)	5.00%	12/15/2030	240	248,475
Series 2018 B, RB(a)	5.00%	12/15/2031	300	310,642
Series 2018 B, RB(a)	5.00%	12/15/2032	320	331,324
Series 2020 B, Ref. RB(a)	5.00%	12/15/2024	930	933,760
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,520,007
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,541,026
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	5,235	4,744,297
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,008,036)(b)(c)	4.00%	07/01/2025	1,025	906,207
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,038,993)(b)(c)	4.00%	07/01/2026	1,065	924,371
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,068,391)(b)(c)	4.00%	07/01/2027	1,105	951,028
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $503,100)(b)(c)	4.00%	07/01/2028	585	490,007
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $7,837,309)(b)(c)	4.00%	07/01/2036	7,295	5,087,621
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2025	300	301,629
Series 2016 A, Ref. RB	5.00%	05/01/2026	300	303,194
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	338,620
Series 2024, RB	4.50%	06/01/2044	400	387,596
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2037	1,525	1,482,008
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	653,920
Series 2018, Ref. RB	5.00%	10/01/2028	690	689,096
Series 2018, Ref. RB	5.00%	10/01/2029	730	729,191
Series 2018, Ref. RB	5.00%	10/01/2030	760	758,327
Series 2018, Ref. RB	5.00%	10/01/2031	805	800,901
Series 2018, Ref. RB	5.00%	10/01/2043	540	504,360
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	510,175
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,154,813
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,023,339
Series 2016, Ref. RB	5.25%	11/01/2030	650	665,770
Series 2016, Ref. RB	5.25%	11/01/2031	650	665,620
Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(d)	4.00%	04/01/2038	1,500	1,468,655
Series 2020, Ref. RB (INS - AGM)(d)	4.00%	04/01/2040	2,900	2,800,665
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.00%	07/01/2025	3,170	3,119,171
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	151,844
Series 2018, Ref. RB	5.00%	10/01/2027	150	152,878
Series 2018, Ref. RB	5.00%	10/01/2028	165	169,099
Series 2018, Ref. RB	5.00%	10/01/2029	175	179,763
Series 2018, Ref. RB	5.00%	10/01/2030	200	205,068
Series 2018, Ref. RB	5.00%	10/01/2031	200	204,964
Series 2018, Ref. RB	5.00%	10/01/2033	100	102,465
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	5,515	5,540,089
Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	340,072
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	$ 780	$ 764,978
Series 2018, RB	5.00%	06/01/2033	1,190	1,210,951
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	5,000	4,552,600
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	125,355
Series 2019, RB	4.00%	07/01/2037	150	148,932
Series 2019, RB	4.00%	07/01/2038	150	146,780
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,885	1,638,053
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	468,857
Series 2017, Ref. RB	5.00%	08/01/2028	600	612,570
Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,163,906
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	901,429
Series 2017, Ref. RB	5.00%	08/01/2032	635	648,255
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	1,045	1,029,785
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,010,798
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	325	308,884
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	565	565,116
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	524,998
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(d)	4.75%	12/15/2026	1,375	1,374,417
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,214,862
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	402,919
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	421,549
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	452,813
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	473,833
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	494,476
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,436,982
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	765	765,613
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,125,105
Series 2014, RB	5.00%	07/01/2044	2,000	2,000,008
Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	338,648
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	226,203
Series 2016 B, RB	5.00%	07/01/2030	8,600	8,656,499
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,192,746
Dutchess County Local Development Corp. (Marist College); Series 2015 A, RB	5.00%	07/01/2035	3,000	3,028,922
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	5.00%	07/01/2025	1,295	1,297,085
Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	625	631,176
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,582,302
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	15,110	14,787,504
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	80	80,000
Series 2017, Ref. RB	5.00%	06/01/2026	175	174,951
Series 2017, Ref. RB	5.00%	06/01/2027	100	100,091
Series 2017, Ref. RB	5.00%	06/01/2028	100	100,075
Series 2017, Ref. RB	5.00%	06/01/2031	320	319,587
Series 2017, Ref. RB	5.00%	06/01/2035	255	254,970
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	255	255,000
Series 2017, Ref. RB	5.00%	06/01/2025	270	271,488
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$ 520	$ 520,398
Series 2015 A, RB(a)	5.00%	06/01/2024	285	285,000
Series 2019, RB(a)	4.00%	06/01/2024	875	875,000
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	195	195,000
Series 2017, Ref. RB	5.00%	06/01/2025	205	206,130
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	615,452
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,105,257
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,202,245
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	1,030	995,332
Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,000,973
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	2,020	2,057,830
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,800,666
Series 2017, Ref. RB	5.00%	07/01/2029	200	203,703
Series 2017, Ref. RB	5.00%	07/01/2030	170	173,132
Series 2017, Ref. RB	5.00%	07/01/2031	150	152,204
Series 2017, Ref. RB	5.00%	07/01/2032	275	278,627
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	5,960	6,100,655
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,855,400
Series 2017 A, Ref. RB	5.00%	02/15/2045	8,000	8,173,406
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	8,832,521
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2025	1,305	1,288,461
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,700	1,703,624
Series 2014 A, Ref. RB	5.00%	09/01/2044	17,000	17,025,386
Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,683,827
Series 2018, RB	5.00%	09/01/2035	11,000	11,745,420
Series 2020 A, Ref. RB	4.00%	09/01/2040	215	217,317
Series 2021 B, Ref. RB(g)	1.50%	09/01/2026	1,750	1,636,488
Metropolitan Transportation Authority;
Series 2013 E, RB(g)(h)	5.00%	08/16/2024	260	260,559
Series 2014 B, RB(g)(h)	5.00%	06/24/2024	105	105,059
Subseries 2014 D-1, RB	5.25%	11/15/2044	5,000	5,025,179
Metropolitan Transportation Authority (Green Bonds);
Series 2012 B, RB(g)(h)	4.25%	06/24/2024	340	340,044
Series 2017 B-2, RB	5.00%	11/15/2034	1,875	1,953,634
Subseries 2016 B-1, RB	5.00%	11/15/2036	2,745	2,822,735
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	353,580
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	580,232
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	400,537
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,441
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,316,619
Series 2013 A, Ref. RB	5.00%	12/01/2037	2,100	2,103,014
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,371,441
Series 2017, RB	5.00%	12/01/2029	1,000	1,015,969
Series 2017, RB	5.00%	12/01/2034	1,100	1,116,464
Series 2017, RB	5.00%	12/01/2035	1,055	1,070,300
Series 2017, RB	5.00%	12/01/2036	1,125	1,139,841
Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	547,635
Series 2020, Ref. RB	5.00%	12/01/2033	1,815	1,857,636
Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,023,355
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2028	$ 1,000	$ 1,000,702
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	6,520	5,949,777
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2039	1,500	1,501,322
Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,240,324
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	380,462
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2036	5,850	6,166,096
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2038	5,450	5,679,586
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2039	4,775	4,969,101
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2045	4,000	4,122,501
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	1,500	1,500,527
Series 2014, RB	5.00%	07/01/2032	660	660,184
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,060	945,761
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,652	1,620,587
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	2,285	2,022,485
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	327,561
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,110,650
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Fifth Series 2014, RB(a)	5.00%	09/01/2026	12,500	12,515,907
One Hundred Eighty Fifth Series 2014, RB(a)	5.00%	09/01/2032	1,385	1,387,170
One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2039	2,500	2,505,943
One Hundred Eighty Sixth Series 2014, Ref. RB(a)	5.00%	10/15/2033	4,345	4,355,572
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	850,570
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	4,853,012
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,676,228
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,329,380
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2033	5,000	5,046,453
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2034	2,305	2,324,281
One Hundred Seventy First Series 2012, RB(g)(h)	4.00%	08/06/2024	1,000	1,000,131
One Hundred Seventy First Series 2012, RB(g)(h)	4.00%	08/06/2024	200	200,026
One Hundred Seventy First Series 2012, RB(g)(h)	4.50%	08/06/2024	1,500	1,501,484
One Hundred Seventy First Series 2012, RB(g)(h)	4.50%	08/06/2024	220	220,218
One Hundred Seventy First Series 2012, RB(g)(h)	5.00%	08/06/2024	1,250	1,252,310
Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	4,900	4,911,922
Series 2014 186, Ref. RB(a)	5.00%	10/15/2034	9,170	9,188,638
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,499,272
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,605,798
Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	9,299,221
Series 2024, Ref. RB	5.00%	07/15/2040	1,000	1,120,944
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,478,587
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	10,000	10,181,601
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,370
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,007
Series 1996 J, GO Bonds (INS - FGIC)(d)	5.50%	02/15/2026	10	10,014
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,013
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,006
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,896,669
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	978,489
Series 2024 D, GO Bonds	4.00%	04/01/2045	19,000	18,319,475
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	3,500	3,418,692
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%), (INS - FGIC)(d)(i)	4.23%	03/01/2025	200	198,873
Series 2006, RB (CPI Rate + 0.88%), (INS - FGIC)(d)(i)	4.24%	03/01/2026	985	973,906
Series 2006, RB (CPI Rate + 0.89%), (INS - FGIC)(d)(i)	4.25%	03/01/2027	1,000	983,798
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2015 FF, Ref. RB	5.00%	06/15/2039	$ 10,950	$ 11,069,973
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,160,611
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,127,237
Series 2020 AA-2, RB	4.00%	06/15/2043	12,330	12,148,378
Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,561,567
New York (City of), NY Transitional Finance Authority;
Series 2015 E-1, RB	5.00%	02/01/2041	8,195	8,233,261
Series 2015 S, RB	5.00%	07/15/2032	10,000	10,117,048
Series 2015 S, RB	5.00%	07/15/2040	15,815	15,943,234
Series 2015 S-1, RB	5.00%	07/15/2040	7,185	7,217,238
Series 2015 S-1, RB	5.00%	07/15/2043	2,000	2,007,157
Series 2015, RB	5.00%	02/01/2035	3,500	3,530,019
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,144,806
Series 2016 S-1, RB	5.00%	07/15/2034	4,500	4,580,648
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,765,679
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,191,466
Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,514,148
Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,333,800
Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,686,855
Series 2018 S-3, RB	5.00%	07/15/2037	2,450	2,548,594
Series 2019 B-1, RB	4.00%	11/01/2042	9,410	9,206,797
Series 2024, RB	5.00%	05/01/2045	8,255	8,931,189
Subseries 2014 B-1, RB	5.00%	11/01/2040	10,000	10,006,072
Subseries 2016 B-1, RB	5.00%	08/01/2038	10,000	10,200,296
Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	3,970,363
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	11,295,801
Subseries 2018 A-1, RB	5.00%	08/01/2037	1,655	1,738,708
Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,835,498
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	15,635,001
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,000,061
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	307,071
New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2025	110	110,106
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2027	35	35,025
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2028	5	5,004
Series 2012, RB	5.00%	10/01/2026	140	140,103
Series 2012, RB	5.00%	10/01/2026	120	120,062
Series 2012, RB	5.00%	10/01/2027	65	65,033
Series 2012, RB	5.00%	10/01/2028	50	50,025
Series 2013 A, RB	5.00%	05/01/2038	1,500	1,464,606
Series 2013, RB	5.75%	07/01/2043	7,055	7,062,298
Series 2014 E, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	1,000	1,003,165
Series 2014 E, Ref. RB	5.00%	02/15/2039	9,990	10,034,520
Series 2015 B, RB	5.00%	02/15/2032	2,055	2,068,680
Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,194,894
Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,039,146
Series 2015 B-C, RB	5.00%	03/15/2040	12,640	12,732,675
Series 2015 B-C, RB	5.00%	03/15/2041	10,520	10,593,212
Series 2015, Ref. RB(e)	5.00%	12/01/2029	1,000	979,444
Series 2016, Ref. RB(e)	5.00%	12/01/2026	3,780	3,670,705
Series 2017, Ref. RB(e)	5.00%	12/01/2031	500	469,499
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,473,857
Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	3,990,042
Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,136,590
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,750	11,384,421
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 A, RB (INS - AGM)(d)	5.00%	10/01/2038	$ 3,780	$ 4,164,649
Series 2024 A, Ref. RB	5.00%	03/15/2044	5,000	5,425,763
Series 2024 A, Ref. RB	5.00%	03/15/2045	5,000	5,400,905
New York (State of) Dormitory Authority (Bidding Group 2);
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,450,558
Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	5,237,855
New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,666,118
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	740	670,010
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(e)	4.88%	09/01/2027	2,150	2,031,606
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,185,000)(c)(e)	4.63%	10/01/2027	1,185	1,104,753
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,021,428
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,400,292
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	300,581
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	399,743
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	396,078
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,272,347
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2025	1,035	1,030,956
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,002,552
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,005,064
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,012,770
New York (State of) Dormitory Authority (New School (The));
Series 2022 A, Ref. RB	5.00%	07/01/2038	1,150	1,227,520
Series 2022 A, Ref. RB	5.00%	07/01/2039	750	796,956
Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,054,309
New York (State of) Dormitory Authority (New York Orange Regional Medial Center Oblidated Group);
Series 2015, Ref. RB(e)	5.00%	12/01/2025	1,000	990,149
Series 2015, Ref. RB(e)	5.00%	12/01/2031	2,100	2,045,833
Series 2015, Ref. RB(e)	5.00%	12/01/2032	1,100	1,068,477
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	260	267,444
New York (State of) Dormitory Authority (NYU Hospitals Center);
Series 2014, Ref. RB	5.00%	07/01/2036	350	350,719
Series 2015, Ref. RB	5.00%	07/01/2028	140	140,361
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2025	1,300	1,291,324
Series 2017, Ref. RB(e)	5.00%	12/01/2026	2,800	2,747,339
Series 2017, Ref. RB(e)	5.00%	12/01/2027	1,300	1,266,533
Series 2017, Ref. RB(e)	5.00%	12/01/2030	1,000	948,000
Series 2017, Ref. RB(e)	5.00%	12/01/2033	800	736,317
Series 2017, Ref. RB(e)	5.00%	12/01/2036	1,300	1,150,651
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,848,238
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2026	2,740	2,742,207
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2027	2,485	2,487,001
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,666,328
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,886,503
Series 2013 E, RB (INS - AGM)(d)	5.00%	10/01/2026	3,190	3,192,569
New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2037	5,900	5,957,740
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2024	$ 100	$ 100,008
Series 2021, RB	5.00%	07/01/2025	90	90,455
Series 2021, RB	5.00%	07/01/2026	100	99,631
Series 2021, RB	5.00%	07/01/2027	120	119,478
Series 2021, RB	5.00%	07/01/2028	75	74,595
Series 2021, RB	5.00%	07/01/2029	100	99,467
Series 2021, RB	5.00%	07/01/2030	75	74,522
Series 2021, RB	4.00%	07/01/2035	200	178,351
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,193,440
Series 2018 A, RB	5.00%	07/01/2038	1,850	1,922,271
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,373,728
Series 2022, Ref. RB	5.00%	07/01/2036	735	756,890
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	7,853,762
New York (State of) Housing Finance Agency;
Series 2007, RB(a)	5.05%	08/15/2039	960	960,023
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,737,889
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	3,948,508
Series 2023 E-2, RB(g)	3.88%	05/01/2028	4,380	4,331,184
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	100	100,047
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	1,065	1,065,941
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(g)	0.65%	11/01/2025	3,705	3,516,926
New York (State of) Mortgage Agency (Social Bonds); Series 2023 253, RB(a)	4.70%	10/01/2038	1,245	1,248,796
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2022, RB (INS - AGM)(d)	4.00%	11/15/2042	5,000	4,960,433
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2041	5,455	5,515,148
Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,220,657
Series 2019 B, RB (INS - AGM)(d)	4.00%	01/01/2040	12,690	12,678,872
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	23,899,211
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2032	15,000	15,284,286
Series 2015, Ref. RB	5.00%	12/15/2036	11,430	11,619,304
Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,158,165
Series 2017, RB	5.00%	12/15/2040	13,260	13,805,788
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	5.00%	02/15/2038	690	752,334
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,068
Series 2013 L-2-A, RB	3.60%	11/01/2033	2,445	2,330,776
Series 2014 E, RB	3.40%	11/01/2029	685	664,186
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	460	463,442
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	7,500	7,361,833
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,190,557
Series 2015, Ref. RB	5.00%	11/15/2045	1,500	1,512,110
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	360	360,202
Series 2000 A, RB	6.63%	06/01/2042	3,165	3,166,170
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	10	10,000
Series 2001, RB	5.75%	06/01/2043	785	800,126
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	600	593,495
Series 2010 A, RB(e)	6.25%	06/01/2041	8,205	8,204,669
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$ 255	$ 259,894
Series 2016 A, Ref. RB	6.75%	06/01/2035	5,430	5,474,784
Series 2016 A, Ref. RB	6.45%	06/01/2040	830	846,442
Series 2016 A, Ref. RB	6.00%	06/01/2043	6,770	6,865,590
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,085,412
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,040,353
New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,013
Series 2012 B, RB	5.00%	08/15/2024	1,330	1,331,235
Series 2014, RB	5.00%	11/15/2031	5,000	5,005,414
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,010
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,726,503
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,897,497
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2040	1,695	1,666,411
Series 2020, Ref. RB	3.00%	03/15/2040	3,435	2,855,285
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,883,752
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(a)	5.25%	08/01/2031	4,500	4,733,883
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	12,745	12,749,096
Series 2016, Ref. RB(a)	5.00%	08/01/2031	9,500	9,500,969
Series 2021, Ref. RB(a)	2.25%	08/01/2026	2,470	2,396,831
Series 2021, Ref. RB(a)	3.00%	08/01/2031	1,870	1,748,016
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	4,250	4,249,789
Series 2018, RB(a)	5.00%	01/01/2034	9,870	10,181,398
Series 2018, RB(a)	5.00%	01/01/2036	2,000	2,057,461
Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,301,487
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	999,987
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,879,298
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	946,814
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	942,879
Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	966,751
Series 2020, Ref. RB	5.00%	12/01/2035	1,000	1,072,066
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,064,049
Series 2022, RB(a)	5.00%	12/01/2038	8,670	9,103,810
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,393,358
Series 2022, RB(a)	4.00%	12/01/2042	1,000	932,212
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,930	1,935,665
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2028	750	769,789
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	850	871,459
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	996,184
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	720,994
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	746,679
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,000	1,027,498
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,830	1,801,715
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2034	$ 1,000	$ 974,038
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2035	1,000	973,916
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2036	1,250	1,213,407
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2037	1,000	955,203
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2024	170	169,950
Series 2019, Ref. RB	5.00%	07/01/2025	355	354,908
Series 2019, Ref. RB	5.00%	07/01/2026	755	760,336
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2029	780	807,784
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2030	275	284,726
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2031	350	362,407
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2032	455	470,984
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2033	475	491,797
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2034	500	518,622
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	454,905
Series 2017, Ref. RB	5.00%	05/01/2028	600	606,181
Series 2017, Ref. RB	5.00%	05/01/2029	450	454,506
Series 2017, Ref. RB	5.00%	05/01/2030	835	842,703
Series 2017, Ref. RB	5.00%	05/01/2032	600	601,834
Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	4.00%	07/01/2038	150	136,052
Series 2021, RB	4.00%	07/01/2041	220	191,961
Onondaga Civic Development Corp. (Onondaga Community College Housing Development Corp.); Series 2015, Ref. RB	5.00%	10/01/2025	115	113,774
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2024	660	654,057
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	1,200	1,208,089
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	240	232,082
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JPMorgan Chase Bank N.A.)(a)(f)	5.38%	12/01/2025	450	450,408
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	711,399
Series 2021 A, RB(a)	5.00%	12/15/2030	585	620,497
Series 2021 A, RB(a)	5.00%	12/15/2031	235	251,359
Series 2021 A, RB(a)	5.00%	12/15/2032	750	794,804
Series 2021 A, RB(a)	5.00%	12/15/2033	750	800,981
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	25	25,321
Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	195,126
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,025,120
Spring Valley (Village of), NY; Series 2005, GO Bonds (INS - NATL)(a)(d)	5.00%	05/01/2025	365	365,343
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	511,703
Series 2017, Ref. RB	5.00%	09/01/2031	690	706,412
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	170,871
Series 2021 A, Ref. RB	5.00%	09/01/2030	175	182,114
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	94,036
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	235,089
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	198,130
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	208,281
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	479,261
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	208,374
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	234,124
Series 2021 A, Ref. RB	5.00%	09/01/2036	200	207,526
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	233,467
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	258,205
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	205,187
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	280,269
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2021 A, Ref. RB	5.00%	09/01/2039	$ 200	$ 203,832
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	152,311
Series 2021 A, Ref. RB	5.00%	09/01/2041	50	50,636
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	8,870	8,873,761
Series 2016 A, Ref. RB	5.00%	07/01/2028	300	307,121
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	802,690
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	460,008
Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,465
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	195	180,022
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	5.00%	12/01/2034	8,000	8,260,120
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	10,975	10,329,998
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,575	1,482,437
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,535	1,444,788
Series 2016 D-1, RB(e)	4.85%	11/01/2031	1,010	950,642
Triborough Bridge & Tunnel Authority;
Series 2014 A, RB	5.00%	11/15/2039	20,135	20,141,008
Series 2016 A, Ref. RB	5.00%	11/15/2041	9,000	9,113,755
Series 2016 A, Ref. RB	5.00%	11/15/2046	5,000	5,047,363
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,506,051
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2014 A, RB	5.00%	11/15/2044	10,000	10,000,372
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	5,251,027
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,161,677
Series 2020, Ref. RB	5.00%	09/01/2036	5,000	5,333,465
Series 2020, Ref. RB	5.00%	09/01/2039	7,500	7,910,587
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	2,692,300
Series 2017 A, Ref. RB	5.00%	06/01/2030	8,275	8,569,108
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,172,599
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,171,210
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,168,304
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,527,056
Westchester County Local Development Corp.; Series 2014 A, RB	5.00%	05/01/2034	1,225	1,225,143
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	250	254,280
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	3.00%	12/01/2026	670	634,431
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	10	10,036
Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	197,143
				1,304,496,600
Puerto Rico–10.27%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	32,210	32,376,487
Series 2002, RB	5.63%	05/15/2043	800	809,479
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(j)(k)	0.00%	08/01/2028	105,030	1
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	3,640	3,403,824
PRCCDA Custodial Trust; Series A(k)	0.00%	03/15/2049	109	26,573
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	35	12,029
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2024	$ 5,104	$ 5,085,782
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	9,941	6,602,406
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	19,085	19,251,753
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,655,420
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	854,915
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	859,984
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,523,518
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	646,000
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	547,550
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	713,251
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	5
Subseries 2022, RN(k)	0.00%	11/01/2043	4,012	2,492,528
Subseries 2022, RN(k)	0.00%	11/01/2051	525	271,410
Subseries 2022, RN(k)	0.00%	11/01/2051	15,391	9,715,600
Subseries 2022, RN(k)	0.00%	11/01/2051	6,882	2,004,388
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2020 A, Ref. RB(e)	5.00%	07/01/2025	5,000	5,053,652
Series 2021 B, RB(e)	5.00%	07/01/2024	6,250	6,254,586
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2024	500	500,062
Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2024	280	280,035
Series 2008 WW, RB(b)	5.25%	07/01/2025	5,000	1,325,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	1,665	1,638,694
Series 2023 A, RB	6.63%	01/01/2028	12,696	12,472,247
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	1,250	1,258,016
Series 2005 A, RB	5.25%	08/01/2024	10,000	10,000,445
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2024	96	95,715
Series 2018 A-1, RB(k)	0.00%	07/01/2027	5,930	5,287,651
Series 2018 A-1, RB(k)	0.00%	07/01/2031	10,000	7,620,280
Series 2018 A-1, RB(k)	0.00%	07/01/2033	665	465,001
Series 2018 A-1, RB	4.50%	07/01/2034	487	488,051
Series 2018 A-1, RB	4.55%	07/01/2040	246	247,758
Series 2018 A-1, RB(k)	0.00%	07/01/2046	2,073	663,988
Series 2018 A-1, RB(k)	0.00%	07/01/2051	1	238
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,797,641
Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,074,673
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,496,165
Series 2019 A-2, RB	4.54%	07/01/2053	75	72,024
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	995,119
Series 2019 A-2B, RB	4.55%	07/01/2040	672	676,801
University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2030	300	290,195
				151,906,940
Virgin Islands–0.57%
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(e)	5.00%	09/01/2033	1,500	1,506,944
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2024	850	858,711
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2025	3,760	3,799,351
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2026	1,715	1,733,070
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2027	50	50,530
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2028	280	282,983
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(d)	4.50%	07/01/2028	$ 125	$ 125,258
				8,356,847
Northern Mariana Islands–0.22%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	3,500	3,201,047
Guam–0.19%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,840	2,790,079
Total Municipal Obligations (Cost $1,496,846,432)				1,470,751,513
U.S. Dollar Denominated Bonds & Notes–0.19%
Puerto Rico–0.19%
AES Puerto Rico, Inc.(j) (Cost $2,870,990)	12.50%	03/04/2026	2,950	2,861,144
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)			279,243	0
TOTAL INVESTMENTS IN SECURITIES(l)–99.66% (Cost $1,499,717,422)				1,473,612,657
BORROWINGS–(1.40)%				(20,700,000)
OTHER ASSETS LESS LIABILITIES–1.74%				25,759,977
NET ASSETS–100.00%				$1,478,672,634
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $9,696,263, which represented less than 1% of the Fund’s Net Assets.
(c)	Restricted security. The aggregate value of these securities at May 31, 2024 was $9,463,987, which represented less than 1% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $75,323,801, which represented 5.09% of the Fund’s Net Assets.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Zero coupon bond issued at a discount.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,470,751,512	$1	$1,470,751,513
U.S. Dollar Denominated Bonds & Notes	—	—	2,861,144	2,861,144
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,470,751,512	2,861,145	1,473,612,657
Other Investments - Assets
Investments Matured	—	2,127,989	—	2,127,989
Total Investments	$—	$1,472,879,501	$2,861,145	$1,475,740,646
Invesco Rochester® Limited Term New York Municipal Fund